Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue from external customers	$ 32,134	$ 34,403
Body Systems and Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	7,790	8,078
Exterior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	5,155	5,435
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4,755	5,083
Seating Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4,497	4,969
Tooling, Engineering and Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,700	2,755
Vision and Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,583	2,518
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,357	3,160
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 2,297	$ 2,405